Income / (loss) per share - Summary of Income (Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income (Loss) Per Share [Abstract]
Net income (loss)	€ (23,719)	€ (10,334)
Weighted average number of ordinary shares in circulation (in shares)	78,997,954	78,892,031
Basic income/(loss) per share (in EUR per share)	€ (0.30)	€ (0.13)
Adjustment for share instruments (in shares)	0	0
Diluted income/(loss) per share (in EUR per share)	€ (0.30)	€ (0.13)